ACCOUNTING POLICIES, Adoption of New Accounting Standards (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
New Accounting Standards [Abstract]
Right of use asset	[1]	$ 8,282
Lease liability	[2]	$ 8,304
ASU 2016-02 [Member]
New Accounting Standards [Abstract]
Right of use asset			$ 7,700
Lease liability			$ 7,700
ASU 2016-13 [Member]
New Accounting Standards [Abstract]
Allowance for loan losses forecast period		2 years
ASU 2016-13 [Member] | Minimum [Member]
New Accounting Standards [Abstract]
Expected increase in the allowance for loan losses		$ 8,000
Expected increase to the allowance for losses related to unfunded loan commitments		1,000
ASU 2016-13 [Member] | Maximum [Member]
New Accounting Standards [Abstract]
Expected increase in the allowance for loan losses		10,000
Expected increase to the allowance for losses related to unfunded loan commitments		$ 2,000

[1]	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
[2]	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.